AOMT 2023-2 ABS-15G

Exhibit 99.18

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
xxxx	2023020849	Closed	xxxx	xxxx	Resolved	1 - Information	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date Test	Resolved-Per compliance ease result the compliance test has passed. Finding has been resolved and cleared. - Due Diligence Vendor-xxxx
Ready for Review-Document Uploaded.  - Seller-xxxx
														Open-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"xxxx First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. - Due Diligence Vendor-xxxx	Ready for Review-Document Uploaded. - Seller-xxxx	Resolved-Per compliance ease result the compliance test has passed. Finding has been resolved and cleared. - Due Diligence Vendor-xxxx	xxxx			CA	Primary Residence	Purchase	NA	386068	N/A	N/A
xxxx	2023020860			Closed	xxxx	xxxx	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Finding has been resolved and cleared per uploaded documentation. - Due Diligence Vendor-xxxx Ready for Review-Document Uploaded. - Seller-xxxx Open-Hazard Insurance Effective Date of xxxx is after the Note Date of xxxx Hazard Effective date of xxxx is after the Note date so need a HOI to reflect Note date. - Due Diligence Vendor-xxxx	Ready for Review-Document Uploaded. - Seller-xxxx	Resolved-Finding has been resolved and cleared per uploaded documentation. - Due Diligence Vendor-xxxx	xxxx			CA	Investment	Purchase	NA	388384	N/A	N/A
xxxx	2023020850			Closed	xxxx	xxxx	Resolved	1 - Information	C	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-xxxx Rescinded-Notarized docs acceptable - Due Diligence Vendor-xxxx Ready for Review-Are you speaking of an ID? If not the Bwr is a US Citizen - Seller-xxxx Open-Borrower 1 Citizenship Documentation Is Missing - Due Diligence Vendor-xxxx	Ready for Review-Are you speaking of an ID? If not the Bwr is a US Citizen - Seller-xxxx	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-xxxx Rescinded-Notarized docs acceptable - Due Diligence Vendor-xxxx				CA	Investment	Purchase	NA	382609	N/A	N/A
xxxx	2023020135			Closed	xxxx	xxxx	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-file updated. - Due Diligence Vendor-xxxx Ready for Review-Document Uploaded. - Seller-xxxx Open-Updated as per 1003 Initial There is a variance in Hti due to a all other monthly payments are not matching with 1008 from credit report There is a variance in Dti due to a all other monthly payments are not matching with 1008 from credit report - Due Diligence Vendor-xxxx	Ready for Review-Document Uploaded. - Seller-xxxx	Resolved-file updated. - Due Diligence Vendor-xxxx	xxxx			NV	Second Home	Refinance	No Cash Out - Borrower Initiated	458466	N/A	N/A
xxxx	2023020854			Closed	xxxx	xxxx	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Lender acknowledged that the Broker CR was used. Finding resolved. - Due Diligence Vendor-xxxx Ready for Review-Document Uploaded. The Brokers credit score of xxxx was used in qualifying - Seller-xxxx Open- 1. Qualifying FICO - Considered from Updated Credit Report in Page #235 - Due Diligence Vendor-xxxx	Ready for Review-Document Uploaded. The Brokers credit score of xxxx was used in qualifying - Seller-xxxx	Resolved-Lender acknowledged that the Broker CR was used. Finding resolved. - Due Diligence Vendor-xxxx	xxxx			IL	Primary Residence	Purchase	NA	458381	N/A	N/A
xxxx	2023020855			Closed	xxxx	xxxx	Resolved	1 - Information	C	A	Credit	Doc Issue	Data Discrepancy - Tape Data is Different to Original Document Data	Resolved-Lender acknowledged they used broker credit report. Finding resolved. - Due Diligence Vendor-xxxx Ready for Review-Document Uploaded. - Seller-xxxx Open-Tape data consider this FICO score from old credit report but we consider the recent one credit report.as per recent one credit report the true data value is matching. - Due Diligence Vendor-xxxx	Ready for Review-Document Uploaded. - Seller-xxxx	Resolved-Lender acknowledged they used broker credit report. Finding resolved. - Due Diligence Vendor-xxxx	xxxx			GA	Primary Residence	Purchase	NA	458941	N/A	N/A
xxxx	2023020862			Closed	xxxx	xxxx	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing Required for Securitizations	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-xxxx Resolved-Document Uploaded. Received CDA from the client, finding has been resolved and cleared. - Due Diligence Vendor-xxxx Acknowledged-Lender acknowledged - Due Diligence Vendor-xxxx Acknowledged-Lender acknowledged - Due Diligence Vendor-xxxx Ready for Review-This will be taken of at Securitization - Seller-xxxx Open-No Secondary Value or Additional Review Products have been selected, which are required for securitization. xxxx is provided, But CU score is not given in it. 465 pgno: - Due Diligence Vendor-xxxx	Ready for Review-This will be taken of at Securitization - Seller-xxxx	Resolved-Condition Resolved or Not Applicable. - Due Diligence Vendor-xxxx Resolved-Document Uploaded. Received CDA from the client, finding has been resolved and cleared. - Due Diligence Vendor-xxxx Acknowledged-Lender acknowledged - Due Diligence Vendor-xxxx Acknowledged-Lender acknowledged - Due Diligence Vendor-xxxx	xxxx			FL	Investment	Purchase	NA	458534	N/A	N/A
xxxx	2023020853			Closed	xxxx	xxxx	Resolved	1 - Information	D	A	Credit	Missing Doc	Business Purpose Affidavit is Missing	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-xxxx Ready for Review-Document Uploaded. - Seller-xxxx Open-The 1008 Page Loan Type is 'DSCR' but the Business Purpose Affidavit Disclosure Indicator is 'Missing'. Business Purpose Affidavit is required for a DSCR loan. - Due Diligence Vendor-xxxx	Ready for Review-Document Uploaded. - Seller-xxxx	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is DSCR.) - Due Diligence Vendor-xxxx	xxxx			FL	Investment	Purchase	NA	459134	N/A	N/A
xxxx	2023020853			Closed	xxxx	xxxx	Resolved	1 - Information	C	A	Compliance	Closing	Note does Not Indicate Interest Only Terms but Loan Approved as an Interest Only Program	Resolved-File updated per provided document. - Due Diligence Vendor-xxxx Ready for Review-Document Uploaded. - Seller-xxxx Open-Note doc does not Indicate Interest only Team, Loan Approval and Final CD indicates Interest only Loan Program. Also Interest-Only Mortgage Calculator is available on Pg#257 - Due Diligence Vendor-xxxx	Ready for Review-Document Uploaded. - Seller-xxxx	Resolved-File updated per provided document. - Due Diligence Vendor-xxxx	xxxx			FL	Investment	Purchase	NA	459493	N/A	N/A
xxxx	2023020853			Closed	xxxx	xxxx	Resolved	1 - Information	C	A	Credit	Insurance	Master Policy Expiration Date is Prior To the Transaction Date	Resolved-Master Policy Expiration Date of xxxx is Equal to or After the Transaction Date of xxxx Or Master Policy Expiration Date Is Not Provided - Due Diligence Vendor-xxxx Ready for Review-Document Uploaded. The Master and Flood Policy attached - Seller-xxxx Open-Master Policy Expiration Date of xxxx is Prior To the Transaction Date of xxxx. LOX available on pg#431 - Due Diligence Vendor-xxxx	Ready for Review-Document Uploaded. The Master and Flood Policy attached - Seller-xxxx	Resolved-Master Policy Expiration Date of xxxx is Equal to or After the Transaction Date of xxxx Or Master Policy Expiration Date Is Not Provided - Due Diligence Vendor-xxxx	xxxx			FL	Investment	Purchase	NA	458675	N/A	N/A
xxxx	2023020853			Closed	xxxx	xxxx	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Insurance Policy Missing	Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-xxxx Ready for Review-Document Uploaded. The master and Flood Policy is on the attached - Seller-xxxx Open-Missing Flood Insurance Policy Flood Zone AE. Flood Insurance reqired - Due Diligence Vendor-xxxx	Ready for Review-Document Uploaded. The master and Flood Policy is on the attached - Seller-xxxx	Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-xxxx	xxxx			FL	Investment	Purchase	NA	458676	N/A	N/A
xxxx	2023020864			Closed	xxxx	xxxx	Resolved	1 - Information	D	A	Credit	Missing Doc	Business Purpose Affidavit is Missing	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is Conventional.) - Due Diligence Vendor-xxxx Ready for Review-Document Uploaded. - Seller-xxxx Open-Please provide the occupancy affidavit. - Due Diligence Vendor-xxxx	Ready for Review-Document Uploaded. - Seller-xxxx	Resolved-The Business Purpose Affidavit is present or Not Applicable (1008 Page Loan Type is Conventional.) - Due Diligence Vendor-xxxx	xxxx			DC	Investment	Purchase	NA	467680	N/A	N/A
xxxx	2023020868			Closed	xxxx	xxxx	Resolved	1 - Information	C	A	Credit	Closing	Gap Credit Report Within 10 Days of Closing is Expired	Resolved-Gap Credit Report Date of xxxx is less than or equal to 10 days from Transaction Date of xxxx and Gap Report Doc Status is Present - Due Diligence Vendor-xxxx Ready for Review-Document Uploaded. Note: The Original CR was dated xxxx. if you review the GAP Report xxxx is on the top left corner the date pulled. I re-uploaded for your review - Seller-xxxx Open-Gap Credit Report Date of xxxx is greater than 10 days from Transaction Date of xxxx and Gap Report Doc Status is Present - Due Diligence Vendor-xxxx	Ready for Review-Document Uploaded. Note: The Original CR was dated xxxx. if you review the GAP Report xxxx is on the top left corner the date pulled. I re-uploaded for your review - Seller-xxxx	Resolved-Gap Credit Report Date of xxxx is less than or equal to 10 days from Transaction Date of xxxx and Gap Report Doc Status is Present - Due Diligence Vendor-xxxx	xxxx			GA	Primary Residence	Refinance	Cash Out - Other	468336	N/A	N/A